H. Stock-Based Compensation - Nonvested Options (Details 1) - $ / shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
H. Stock-based Compensation - Nonvested Options Details 1
Nonvested beginning	162,502	168,752
Granted	700,000	775,000
Vested	(700,000)	(781,250)
Forfeited	0	0
Nonvested ending	162,502	162,502
Weighted Average Grant-Date Fair Value, Nonvested beginning	$ 0.23	$ 0.22
Granted	0.19	0.24
Vested	0.24	0.24
Forfeited	0.00	0.00
Weighted Average Grant-Date Fair Value, Nonvested ending	$ 0.16	$ 0.23